Selling and general and administrative expenses (Tables)	12 Months Ended
Mar. 31, 2025
Selling And General And Administrative Expenses
Schedule of operating expenses

Operating expenses consisted of the followings:

	For the years ended March 31,
	2025	2024	2023
Selling and marketing expenses:
	$—	$—	$—
General and administrative expenses:
Employee compensation	$873,221	$214,277	$1,341,183
Consulting fees	63,413	98,315	264,800
Audit fees	354,800	305,000	258,500
Insurance fee	—	—	44,519
Daily expenses	133,490	100,147	105,446
Attorney fee	132,745	141,689	429,087
Investment relationship fee	9,129	41,990	51,889
Rental fee(1)	103,133	169,961	149,020
Employee benefit expenses	39,158	63,448	55,435
Depreciation expenses	18,306	18,356	18,969
Amortization of intangible assets	—	31,929	32,997
Entertainment	1,661	906	14,413
Credit losses on accounts receivable	—	162,028	—
Other	10,703	2,822	65,932
	$1,739,759	$1,350,868	$2,832,190

Operating expenses – Continuing operations	$1,739,759	$1,350,868	$2,832,190

Operating expenses – Discontinued operations	725,540	835,823	1,291,552

(1)	According to the rental agreement renewal clauses, every renew needs to be renegotiated separately, thus the lease term was less than 12 months and the Company recognized the rental expenses as expense for short-term leases.